RISK MANAGEMENT (Details 22) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Risk Management [Abstract]
Net cash outflows into 30 days	$ 7,004,662	$ 5,122,512
Liquid Assets	$ 26,506,750	$ 24,374,356
Liquidity coverage ratio	372.48%	475.83%